Other current and non-current liabilities - Unfavorable contracts (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Payables and Accruals [Abstract]
2024	$ 30
2025	19
2026	3
Amortization of unfavorable contracts	$ 52